Supplement to the

Fidelity® Advisor Diversified Stock Fund
(formerly Destiny® I)

Fidelity Advisor Capital Development Fund
(formerly Destiny II)

Funds of Fidelity Destiny Portfolios

Class O and Class A

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2007

The following information replaces the similar information found in the "Fund Holdings Information" section on page 42.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

DESB-07-01 June 29, 2007
1.477440.117

Supplement to the

Fidelity® Advisor Diversified Stock Fund
(formerly Fidelity Advisor Destiny I Fund)
and
Fidelity Advisor Capital Development Fund
(formerly Fidelity Advisor Destiny II Fund)

Class A, Class T, Class B, Class C, and Institutional Class

Funds of Fidelity Destiny Portfolios

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2007

The following information replaces the similar information found in the "Fund Holdings Information" section on page 43.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ADESI/ADESIIB-07-01 June 29, 2007
1.823112.104